Leases - Summary of Carrying Amount and Related Depreciation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 222	$ 254
Depreciation	90	54
Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	49	40
Depreciation	22	1
Land, Buildings and Building Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	171	213
Depreciation	67	52
Furniture, Fixtrues and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	2	1
Depreciation	$ 1	$ 1